Basis of preparation - Narrative (Details)	6 Months Ended
	Dec. 31, 2024 € / $ £ / $	Dec. 31, 2023 € / $ £ / $	Jun. 30, 2024 € / $ £ / $
Pound Sterling
Disclosure of foreign exchange rates [Line Items]
Weighted average exchange rate used in the translation of income statements | £ / $	0.78	0.80
Exchange rates used to translate assets and liabilities | £ / $	0.80	0.79	0.79
Euro
Disclosure of foreign exchange rates [Line Items]
Weighted average exchange rate used in the translation of income statements | € / $	0.92	0.92
Exchange rates used to translate assets and liabilities | € / $	0.96	0.90	0.93